Loans, borrowings, cash and cash equivalents and financial investments - Debt payments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Loans and borrowings
Principal	$ 21,955
Estimated future interest payments	13,085
2018
Loans and borrowings
Principal	1,181
Estimated future interest payments	1,245
2019
Loans and borrowings
Principal	1,750
Estimated future interest payments	1,149
2020
Loans and borrowings
Principal	2,575
Estimated future interest payments	1,090
2021
Loans and borrowings
Principal	2,623
Estimated future interest payments	945
Between 2022 and 2025
Loans and borrowings
Principal	4,982
Estimated future interest payments	2,727
2026 onwards
Loans and borrowings
Principal	8,844
Estimated future interest payments	5,929
Bank loans
Loans and borrowings
Bank borrowings, undiscounted cash flows	3,157
Bank loans | 2018
Loans and borrowings
Bank borrowings, undiscounted cash flows	161
Bank loans | 2019
Loans and borrowings
Bank borrowings, undiscounted cash flows	849
Bank loans | 2020
Loans and borrowings
Bank borrowings, undiscounted cash flows	983
Bank loans | 2021
Loans and borrowings
Bank borrowings, undiscounted cash flows	574
Bank loans | Between 2022 and 2025
Loans and borrowings
Bank borrowings, undiscounted cash flows	503
Bank loans | 2026 onwards
Loans and borrowings
Bank borrowings, undiscounted cash flows	87
Capital markets
Loans and borrowings
Bonds issued, undiscounted cash flows	14,298
Capital markets | 2020
Loans and borrowings
Bonds issued, undiscounted cash flows	831
Capital markets | 2021
Loans and borrowings
Bonds issued, undiscounted cash flows	1,353
Capital markets | Between 2022 and 2025
Loans and borrowings
Bonds issued, undiscounted cash flows	3,529
Capital markets | 2026 onwards
Loans and borrowings
Bonds issued, undiscounted cash flows	8,585
Development agencies
Loans and borrowings
Principal	4,500
Development agencies | 2018
Loans and borrowings
Principal	1,020
Development agencies | 2019
Loans and borrowings
Principal	901
Development agencies | 2020
Loans and borrowings
Principal	761
Development agencies | 2021
Loans and borrowings
Principal	696
Development agencies | Between 2022 and 2025
Loans and borrowings
Principal	950
Development agencies | 2026 onwards
Loans and borrowings
Principal	$ 172